Retirement Plans - Amounts Recognized in Other Comprehensive Loss (Detail) - Pension Benefits $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Qualified
Defined Benefit Plan Disclosure [Line Items]
Amortization of Net actuarial loss	$ 6
Amounts arising during the period, Net actuarial gain	46
Amounts arising during the period, Settlement	1
Total	53
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Amortization of Net actuarial loss	1
Amounts arising during the period, Net actuarial gain	9
Amounts arising during the period, Settlement	0
Total	$ 10